Expense Example, No Redemption {- Fidelity Tactical Bond Fund} - NF_08.31 Fidelity Tactical Bond Fund AMCIZ Pro-01 - Fidelity Tactical Bond Fund	Feb. 09, 2022 USD ($)
Fidelity Advisor Tactical Bond Fund: Class A
Expense Example, No Redemption:
1 Year	$ 498
3 Years	775
Fidelity Advisor Tactical Bond Fund: Class M
Expense Example, No Redemption:
1 Year	498
3 Years	775
Fidelity Advisor Tactical Bond Fund: Class C
Expense Example, No Redemption:
1 Year	178
3 Years	622
Fidelity Advisor Tactical Bond Fund: Class I
Expense Example, No Redemption:
1 Year	77
3 Years	312
Fidelity Advisor Tactical Bond Fund: Class Z
Expense Example, No Redemption:
1 Year	67
3 Years	$ 283